UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: 1075 Hendersonville Road, Suite 250
         Asheville, NC 28803





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; November 10,2011
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      161

Form 13F Information Table Value Total:    143075




List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE





NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY




3M Company
Common
88579Y101
608
8467
Sole


Abbott Laboratories
Common
002824100
777
15200
Sole


Advent/Claymore Glbl Conv Sec
Common
007639107
447
71027
Sole


AFLAC Inc.
Common
001055102
315
9000
Sole


AllianceBernstein Incm Fd
Common
01881E101
5718
717411
Sole


Alpine Total Dynamic Div.
Common
021060108
266
58956
Sole


Altria Group Inc
Common
02209S103
692
25800
Sole


American Express Co.
Common
025816109
602
13400
Sole


Amgen Inc.
Common
031162100
533
9700
Sole


Apple Inc.
Common
037833100
3011
7900
Sole


AT&T Inc.
Common
00206R102
1544
54128
Sole


Bank of New York Mellon Corp.
Common
064058100
200
10754
Sole


Becton Dickinson & Co.
Common
075887109
506
6900
Sole


Biogen Idec Inc.
Common
09062X103
373
4000
Sole


BlackRock Build America Bnd Fd
Common
09248X100
4206
208221
Sole


Blackrock Core Bond Tr
Common
09249E101
414
31949
Sole


BlackRock Credit Allocation In
Common
09255H105
568
60839
Sole


BlackRock Credit Allocation In
Common
09249V103
271
27459
Sole


BlackRock Diver. Inc. Strategy
Common
09255W102
126
13700
Sole


Blackrock Ecosolut. Invest Tr
Common
092546100
566
70379
Sole


BlackRock Enh Eqty Div Tr
Common
09251A104
2324
332916
Sole


BlackRock Enhanced Cap & Inc
Common
09256A109
2502
211852
Sole


BlackRock Enhanced Gov't Fund
Common
09255K108
181
11847
Sole


BlackRock Floating Rate In Tru
Common
091941104
321
25300
Sole


BlackRock Floating Rate Inc. I
Common
09255X100
228
17911
Sole


Blackrock Income Opp
Common
092475102
449
45815
Sole


BlackRock MuniAssets Fd
Common
09254J102
1024
85655
Sole


BlackRock MuniYld Qlty Fd
Common
09254E103
1427
107974
Sole


BlackRock Sr. High Income Fund
Common
09255T109
119
32559
Sole


Bristol-Myers Squibb Co.
Common
110122108
785
25000
Sole


Calamos Convt & High Inc
Common
12811P108
431
38800
Sole


Calamos Strategic Total Return
Common
128125101
551
69238
Sole


Cardinal Health Inc.
Common
14149Y108
417
9950
Sole


Caterpillar Inc
Common
149123101
391
5300
Sole


Chevron Corp
Common
166764100
1779
19232
Sole


China Fund
Common
169373107
1063
46205
Sole


Clough Global Allocat. Fd
Common
18913Y103
422
34000
Sole


Clough Global Equity Fund
Common
18914C100
450
38519
Sole


Coca-Cola Company
Common
191216100
1250
18500
Sole


Cohen & Steers Global Income B
Common
19248M103
694
79969
Sole


Comcast Cl A
Common, Cl A
20030N101
416
19925
Sole


ConocoPhillips
Common
20825C104
1518
23974
Sole


Costco Wholesale Corp
Common
22160K105
205
2500
Sole


CSX Corporation
Common
126408103
196
10500
Sole


CVS Caremark Corp.
Common
126650100
283
8430
Sole


Deere & Company
Common
244199105
517
8000
Sole


DIRECTV cl A
Common, Cl A
25490A101
507
12000
Sole


Dominion Resources Inc.
Common
25746U109
492
9700
Sole


Duff & Phelps Util Corp
Common
26432K108
184
15963
Sole


Duke Energy Corp.
Common
26441C105
508
25400
Sole


DuPont de Nemours & Co.
Common
263534109
572
14300
Sole


Eaton Vance Enh Equity Inc Fd
Common
278274105
2787
285010
Sole


Eaton Vance Enh. Eq. Inc Fd II
Common
278277108
3421
346953
Sole


Eaton Vance Mun
Common
27827X101
478
38730
Sole


Eaton Vance Rsk Mgned Dv Fd
Common
27829G106
6114
558398
Sole


Eaton Vance Senior Floating
Common
27828Q105
644
45345
Sole


Eaton Vance Senior Inc
Common
27826S103
265
41950
Sole


Eaton Vance Tax Adv Bnd & Optn
Common
27829M103
796
48070
Sole


Eaton Vance Tax-Managed Fund
Common
27828N102
5888
690300
Sole


Eaton Vance Tax-Mgd Buy-Wrt Op
Common
27828Y108
4375
400657
Sole


Eaton Vance Tx Mgd Gl By Wr
Common
27829C105
4002
410002
Sole


Eaton Vnce Tx Mgd By Wr Inc F
Common
27828X100
2550
219421
Sole


Eli Lilly & Co.
Common
532457108
266
7200
Sole


Emerson Electric Co.
Common
291011104
434
10500
Sole


EV Tax-Mangd Glob Div Eqty Inc
Common
27829F108
4669
583622
Sole


Exelon Corp
Common
30161N101
277
6500
Sole


Express Scripts Inc
Common
302182100
200
5400
Sole


Exxon Mobil Corporation
Common
30231G102
3046
41936
Sole


Federated Enhanced Trsry In Fd
Common
314162108
1565
104321
Sole


First Tr Strtgc High Incm Fd
Common
337347108
141
40757
Sole


First Trust / Ab Emerging Opp
Common
33731K102
505
29281
Sole


First Trust Strategic II
Common
337353106
123
26741
Sole


Ford Motor Company
Common
345370860
261
27000
Sole


Franklin Resources, Inc.
Common
354613101
239
2500
Sole


Freeport-McMoRan Copper
Common
35671D857
525
17238
Sole


Gabelli Global Multimedia
Common
36239Q109
76
12093
Sole


Gabelli Healthcare&Wellness
Common
36246K103
267
39873
Sole


GDL Fund (The)
Common
361570104
231
19379
Sole


General American Investors Co.
Common
368802104
225
9800
Sole


General Dynamics Corp.
Common
369550108
296
5200
Sole


General Electric Co
Common
369604103
959
62900
Sole


General Mills Inc.
Common
370334104
308
8000
Sole


Gilead Sciences Inc.
Common
375558103
310
8000
Sole


Google Inc
Common
38259P508
1286
2500
Sole


H.J. Heinz Company
Common
423074103
439
8700
Sole


Helios Strategic Income Fund,
Common
42328A203
100
18745
Sole


Home Depot Inc.
Common
437076102
230
7000
Sole


IBM Corp
Common
459200101
2643
15100
Sole


Intel Corporation
Common
458140100
1205
56500
Sole


Invesco Muni Prem Incm Tr
Common
46133E102
156
19536
Sole


Invesco Van Kamp Sr. Incm Tr
Common
46131H107
106
25000
Sole


Invesco Van Kampen Dyn Credit
Common
46132R104
443
41626
Sole


Japan Smaller Cap Fd Inc
Common
47109U104
1312
176524
Sole


Johnson & Johnson
Common
478160104
382
6000
Sole


JPMorgan Chase & Co
Common
46625H100
1606
53332
Sole


Lockheed Martin Corp.
Common
539830109
400
5500
Sole


Marsh & McLennan Cos
Common
571748102
372
14000
Sole


McDonald's Corp.
Common
580135101
1177
13400
Sole


McKesson Corp
Common
58155Q103
313
4300
Sole


Medtronic Inc.
Common
585055106
283
8500
Sole


Merck & Co. Inc.
Common
58933Y105
679
20767
Sole


MetLife, Inc.
Common
59156R108
202
7200
Sole


MFS Charter Inco Tr
Common
552727109
132
15505
Sole


MFS Govt Mkt Inco Tr
Common
552939100
458
68699
Sole


MFS Intermarket Income Trust I
Common
59318R103
167
20669
Sole


Microsoft Corporation
Common
594918104
1872
75200
Sole


Montgomery St. Incm
Common
614115103
160
10285
Sole


Morgan Stanley
Common
617446448
230
17000
Sole


MS China A Fund
Common
617468103
3077
145233
Sole


MS Emerging Mkts Debt Fd
Common
61744H105
104
10710
Sole


MS Thai Fund
Common
882904105
556
47002
Sole


MSDW Emer Mkts Fund
Common
61744G107
157
12500
Sole


News Corp Cl A
Common, Cl A
65248E104
155
10000
Sole


NextEra Energy, Inc.
Common
65339F101
270
5000
Sole


Nuv Ins Mun Opp Fd
Common
670984103
1299
90249
Sole


Nuv Ins Tax Free
Common
670657105
353
24770
Sole


Nuv Mun Mkt Opp Fd
Common
67062W103
203
15000
Sole


Nuv Muni High Inc Opp
Common
670682103
216
18700
Sole


Nuveen Build America Bond Fund
Common
67074C103
1317
66003
Sole


Nuveen Eq. Premium Opp. Fd.
Common
6706EM102
2202
202620
Sole


Nuveen Eqty Prm & Gwth Fund
Common
6706EW100
636
55316
Sole


Nuveen Equity Prem Advg
Common
6706ET107
950
86499
Sole


Nuveen Equity Prem Incm Fd
Common
6706ER101
1376
128860
Sole


Nuveen Floating Rate Inc Opp
Common
6706EN100
490
46970
Sole


Nuveen Global Government
Common
67073C104
321
22058
Sole


Nuveen Multi-Currency Short
Common
67090N109
498
38267
Sole


Nuveen Muni High Incme Opp
Common
670683101
273
24955
Sole


Nuveen Tax Adv Flt Rte Fd
Common
6706EV102
51
25003
Sole


Occidental Petroleum Corp
Common
674599105
536
7500
Sole


Oracle Corporation
Common
68389X105
1520
52872
Sole


PepsiCo, Inc.
Common
713448108
532
8600
Sole


Petroleum & Resource Corp.
Common
716549100
476
21049
Sole


Philip Morris Intl
Common
718172109
468
7500
Sole


PNC Financial Services
Common
693475105
414
8600
Sole


Praxair, Inc.
Common
74005P104
421
4500
Sole


Procter & Gamble Co.
Common
742718109
902
14269
Sole


Prudential Financial Inc
Common
744320102
305
6500
Sole


Putnam Master Intrmt Incm Trst
Common
746909100
360
71251
Sole


Schlumberger Ltd.
Common
806857108
388
6500
Sole


Sysco Corporation
Common
871829107
267
10300
Sole


Target Corporation
Common
87612E106
505
10300
Sole


Time Warner Inc
Common
887317303
437
14566
Sole


TJX Companies Inc.
Common
872540109
527
9500
Sole


U.S. Bancorp
Common
902973304
363
15401
Sole


Union Pacific Corp.
Common
907818108
694
8500
Sole


United Parcel Service Inc.
Common
911312106
385
6100
Sole


United Technologies Corp
Common
913017109
535
7608
Sole


UnitedHealth Group, Inc.
Common
91324P102
623
13500
Sole


Verizon Communications, Inc.
Common
92343V104
442
12000
Sole


Viacom Inc Cl B
Common, Cl B
92553P201
289
7450
Sole


W. Asset Claymore Infl-link Op
Common
95766R104
1543
122194
Sole


W. Asset/Claymore Infl-linked
Common
95766Q106
446
35251
Sole


Wal-Mart Stores, Inc.
Common
931142103
1614
31100
Sole


Walt Disney Company
Common
254687106
458
15200
Sole


Waste Management Inc.
Common
94106L109
221
6800
Sole


WellPoint, Inc.
Common
94973V107
294
4500
Sole


Wells Fargo & Co
Common
949746101
1131
46900
Sole


Wells Fargo Adv Multi-Sctr Inc
Common
94987D101
1471
103484
Sole


Wells Fargo Adv Utilities Fd
Common
94987E109
694
67418
Sole


Yum! Brands, Inc.
Common
988498101
568
11500
Sole


Zweig Total Return
Common
989837109
2197
727533
Sole